Note 15 - Stock-based Compensation (Details Textual) - USD ($)	1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 05, 2018	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award Accelerated Compensation Cost	$ 600,000
Allocated Share-based Compensation Expense, Total			$ 280,632	$ 362,345	$ 109,424
Equivalent Vested Options Rolled Forward from Predecessor to Successor		2,783,479
Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense, Total	$ 100,000